Tax Situation - Summary of Weighted Average Pre-tax Profit or Loss and Applicable Income Tax Rate (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of weighted average pre-tax profit or loss and applicable income tax rate [line items]
Pre - tax profit	S/ (131,900)	S/ (535,271)	S/ 124,005
Tax at statutory tax rate	S/ (39,719)	S/ (157,744)	S/ 37,823
Peru [member]
Disclosure of weighted average pre-tax profit or loss and applicable income tax rate [line items]
Statutory tax rate	29.50%	29.50%	29.50%
Pre - tax profit	S/ (132,192)	S/ (1,612,192)	S/ 151,627
Tax at statutory tax rate	S/ (38,997)	S/ (475,597)	S/ 44,730
Peru Norvial [member]
Disclosure of weighted average pre-tax profit or loss and applicable income tax rate [line items]
Statutory tax rate	27.00%	27.00%	27.00%
Pre - tax profit	S/ (2,029)	S/ 24,066	S/ 21,104
Tax at statutory tax rate	S/ (548)	S/ 6,498	S/ 5,698
Peru Tren Urbano De Lima SA [Member]
Disclosure of weighted average pre-tax profit or loss and applicable income tax rate [line items]
Statutory tax rate	30.00%	30.00%	30.00%
Pre - tax profit	S/ 87,521	S/ 121,080	S/ 125,136
Tax at statutory tax rate	S/ 26,256	S/ 36,324	S/ 37,541
Peru - Vía Expresa Sur [member]
Disclosure of weighted average pre-tax profit or loss and applicable income tax rate [line items]
Statutory tax rate	30.00%	30.00%	30.00%
Pre - tax profit	S/ (53,697)	S/ (17,752)	S/ 2,951
Tax at statutory tax rate	S/ (16,109)	S/ (5,326)	S/ 885
Peru Unna Energia SA [Member]
Disclosure of weighted average pre-tax profit or loss and applicable income tax rate [line items]
Statutory tax rate	29.00%	29.00%	29.00%
Pre - tax profit	S/ (1,930)	S/ 35,421	S/ 35,421
Tax at statutory tax rate	S/ (540)	S/ 10,272	S/ 10,272
Chile (member)
Disclosure of weighted average pre-tax profit or loss and applicable income tax rate [line items]
Statutory tax rate	27.00%	27.00%	27.00%
Pre - tax profit	S/ (15,282)	S/ (96,360)	S/ (30,710)
Tax at statutory tax rate	S/ (4,126)	S/ (26,017)	S/ (8,292)
Colombia (member)
Disclosure of weighted average pre-tax profit or loss and applicable income tax rate [line items]
Statutory tax rate	32.00%	33.00%	37.00%
Pre - tax profit	S/ (11,178)	S/ (11,824)	S/ 11,851
Tax at statutory tax rate	S/ (3,577)	S/ (3,902)	S/ 4,385
Colombia One [Member]
Disclosure of weighted average pre-tax profit or loss and applicable income tax rate [line items]
Statutory tax rate			33.00%
Pre - tax profit			S/ 1,984
Tax at statutory tax rate			S/ 655
Bolivia (member)
Disclosure of weighted average pre-tax profit or loss and applicable income tax rate [line items]
Statutory tax rate	25.00%	25.00%	25.00%
Pre - tax profit	S/ (13)	S/ 681	S/ (137)
Tax at statutory tax rate	(3)	S/ 170	(34)
Unrealized Gain (Loss) [member]
Disclosure of weighted average pre-tax profit or loss and applicable income tax rate [line items]
Statutory tax rate		0.00%
Pre - tax profit	(3,100)	S/ 1,021,609	(195,222)
Tax at statutory tax rate	(2,075)	299,834	S/ (58,017)
Utility [member]
Disclosure of weighted average pre-tax profit or loss and applicable income tax rate [line items]
Pre - tax profit	(131,900)	(535,271)
Tax at statutory tax rate	S/ (38,379)	S/ (157,744)